Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000050142
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | TAX EXEMPT BOND FUND OF AMERICA | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | TAX EXEMPT BOND FUND OF AMERICA | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBFX
TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | TAX EXEMPT BOND FUND OF AMERICA | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEAFX